DISCONTINUED OPERATIONS (Assets and liabilities of the discontinued operations) (Details)	6 Months Ended
Jun. 30, 2016 CNY (¥)
Cash flows generated from/(used in ) discontinued operations
Net cash used in operating activities	¥ (481,871,113)
Net cash used in investing activities	(951,180,837)
Net cash provided by financing activities	1,315,767,243
Net increase in cash and cash equivalent	¥ (117,284,707)